Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events

27 Subsequent Events

Grant of restricted stock units and options

In 2021,  59,488 RSUs and 15,000 options were granted to management, subject to the terms of the 2019 Plan, the applicable award agreement and the terms specified in the authorization from the Supervisory Board for this purpose. The options awards and 30,000 RSUs will vest in three equal tranches over a three-year period and 29,488 RSUs will vest in four equal tranches over a four-year period starting January 1, 2022.

These consolidated financial statements were approved by management on April 15, 2021.